Equity-Accounted Investees - Other investments (Detail) - USD ($)				12 Months Ended
	Jan. 09, 2024	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2023	Dec. 31, 2022	Jul. 10, 2023	Oct. 19, 2018
Disclosure of joint operations [line items]
Investment in associates				$ 10,000,000.0	$ 12,400,000
Total equity accounted investees				10,000,000.0	12,400,000
Assets held for sale				153,300,000	0
Total equity accounted investees				548,600,000	84,900,000
Lunnon Metals Limited
Disclosure of joint operations [line items]
Total equity accounted investees				10,000,000.0	12,400,000
Share of profit (loss) of associates accounted for using equity method				$ 2,900,000	$ 1,900,000
Proportion of ownership interest in associate				31.06%	33.96%
Rusoro Mining Limited
Disclosure of joint operations [line items]
Total equity accounted investees				$ 0
Assets held for sale				$ 0	$ 0
Proportion of ownership interest in associate				24.40%	24.80%
Total equity accounted investees				$ 0
Fair value of investment based on quoted market price				64,500,000	$ 5,200,000
Unrecognised share of profits				7,100,000	3,800,000
Cumulative unrecognised share of losses				$ 221,800,000	$ 214,700,000
Pre and post award			$ 967,800,000
Excess of pre and post award			$ 1,700,000,000
Arbitration settlement		$ 1,300,000,000
Accrued interest percentage				9.00%
Total settlement agreement amount							$ 1,280,000,000
Gain contingencies, other claims with higher priority						$ 3,500,000,000
Rusoro Mining Limited | Other disposals of assets
Disclosure of joint operations [line items]
Number of common shares sold (in shares)	140,000,001
Portion of consideration paid received consisting of cash and cash equivalents	$ 62,300,000